Supplemental disclosure of cash flow items - Acquisition of property, plant and equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Supplemental disclosure of cash flow items
Additions			$ 17,593	$ 17,496
Net property, plant and equipment included in prepayments			(504)	858
Net property, plant and equipment included in trade and other payables			172	806
Right of use asset recognition (note 14)				(1,014)
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 20)			(220)	(385)
Equity-settled share-based payment expense capitalised			(111)
Borrowing cost capitalised (note 14)			(1,866)
Total acquisition of property, plant and equipment	$ 9,291	$ 10,511	$ 15,064	$ 17,761